Debt - Refinancing (Details) - USD ($)		9 Months Ended
	Mar. 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 22, 2017	Nov. 30, 2016
Debt Instrument [Line Items]
Repayments of of prior ABL revolving credit facility		$ 370,500,000	$ 462,200,000
Redemption premium		75,000,000.0	0
Term Loan due 2027
Debt Instrument [Line Items]
Repayment of prior term loan		11,000,000.0	0
Term Loan due 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount	$ 2,200,000,000.0
ABL Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Repayments of of prior ABL revolving credit facility	176,000,000.0
Term Loan due 2023
Debt Instrument [Line Items]
Repayment of prior term loan		2,070,000,000.0	$ 0
Term Loan due 2023 | Revolving Credit Facility
Debt Instrument [Line Items]
Aggregate principal amount				$ 325,000,000.0	$ 2,320,000,000.0
Repayment of prior term loan	1,285,900,000
Prior Notes
Debt Instrument [Line Items]
Write off of deferred debt issuance cost	99,000,000.0
Redemption premium	$ 75,000,000.0	$ 75,000,000.0